Outstanding Debt	6 Months Ended
Jun. 30, 2019
Debt Disclosure [Abstract]
Outstanding Debt
(8)	OUTSTANDING DEBT

On April 19, 2019, April 26, 2019, May 9, 2019 and May 23, 2019, the Company issued 8% senior secured notes (collectively, the “2019 Notes”) in the aggregate principal amount of $3.3 million, to two institutional investors. The 2019 Notes bore interest at the rate of 8% per annum and were to mature on the six month anniversary of issuance in each case. The 2019 Notes were not convertible. The 2019 Notes contained standard events of default and remedies and are secured by a lien on the Company’s assets. The 2019 Notes were exchanged as part of the recent equity financing discussed further in Note 14 and are no longer outstanding.

In March 2019, the Company exchanged all issued and outstanding shares of its Series D Preferred Stock (having an aggregate stated value of $1,160,000) and received $400,000 in cash proceeds in exchange for a senior secured promissory note (the “March 2019 Note”) in the principal amount of $1,560,000. The March 2019 Note bore interest at the rate of 8% per annum, and were to mature on April 1, 2020, and was not convertible. The principal is recognized in notes payable on the Condensed Consolidated Balance Sheet. The March 2019 Note was exchanged as part of the recent equity financing discussed further in Note 14 and is no longer outstanding.

On June 4, 2018, July 21, 2018, August 29, 2018, and September 21, 2018, the Company issued 8% senior secured convertible notes (collectively, “the 2018 Notes”) in the aggregate principal amount of $9.4 million to several institutional investors. The 2018 Notes bore interest at the rate of 8% per annum and had maturity dates between December 2018 and March 2021. The 2018 Notes were initially convertible and secured pursuant to a Security Agreement which created a first priority security interest in all of the personal property (other than Excluded Collateral as defined in the Security Agreement) of the Company of every kind and description, tangible or intangible, whether currently owned and existing or created or acquired in the future. In March 2019, the Company amended the June 2018, July 2018 and August 2018 Notes to make them non-convertible. There was no impact to the financial statements. In April 2019, the Company received notices of default from the investors in the 2018 Notes which resulted in a 25%, or $1.1 million, increase in principal and an increase in the interest rates from 8% to 18%. The 2018 Notes were exchanged as part of the recent equity financing discussed further in Note 14 and are no longer outstanding.

The following tables provide a summary of the various notes issued at June 30, 2019 and December 31, 2018:

(in millions)	Conversion price	Current interest rate	Principal	Unamortized discount	Carrying value
Short term convertible notes payable
8.0% 2018 Notes	$1.75	18%	$0.6	(0.1)	$0.5

Short term notes payable
8.0% 2018 Notes	—	18%	5.0	(0.1)	4.9
8.0% 2019 Notes	—	8%	4.9	—	4.9

			9.9	(0.1)	9.8

Balance at June 30, 2019			$10.5	$(0.2)	$10.3

(in millions)	Interest rate	Conversion price	Principal	Unamortized discount	Carrying value
December 4, 2018	8.0%	$1.75	$1.7	$—	$1.7
March 1, 2019	8.0%	$1.75	0.6	(0.5)	0.1
March 21, 2019	8.0%	$1.75	0.4	(0.2)	0.2
December 4, 2019	8.0%	$1.75	0.9	(0.9)	—
March 1, 2020	8.0%	$1.75	0.8	(0.8)	—
March 21, 2020	8.0%	$1.75	0.1	(0.1)	—

Balance at December 31, 2018			$4.5	$(2.5)	$2.0